Schedule of digital currency held (Details) - USD ($)	Jun. 30, 2026	Sep. 30, 2025
Digital Currency
Digital currency held directly	$ 943,762	$ 753,211
Digital currency held under the Luxor arrangement	1,518,921
Total	$ 2,462,683	$ 753,211